Loan Receivable	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
LOAN RECEIVABLE

NOTE 8 – LOAN RECEIVABLE

As of December 31, 2023 and 2022, loan receivable consisted of the following.

	2023	2022

Guangxi Beihengda Mining Co., Ltd. (1)	$5,213,397	$5,355,257
Hongkong Sanyou Petroleum Co., Ltd (2)	2,621,971	-
Total loan receivable	7,835,368	5,355,257
Less: current portion	3,608,289	1,013,157
Loan receivable - non current	$4,227,079	$4,342,100

(1)	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,272,079), RMB3,000,000 ($422,708) and RMB7,000,000 ($986,318) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan was extended for one year and will mature on January 21, 2025. The RMB7,000,000 will mature on June 13, 2024. The RMB3,000,000 loan was repaid in August 2022 with an interest of RMB120,000 ($17,368). The change in the carrying value of these outstanding loans from $5,355,257 in 2022 to $5,213,397 in 2023 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.

(2)	In 2023, the Company provided loans with interest of 1.5% per month to another third party for its operating activities. The loans are secured by their respective pledge contracts using their underlying assets. Such loans mature within nine months from the date of issue, with loan principal, interest, and handling fees to be settled immediately after the maturity date. From April to December 2023, total loans to such a third party were $9.8 million, of which $7.3 million of the principal was repaid prior to December 31, 2023.

Interest income for the loans for the years ended December 31, 2023, 2022 and 2021 was $909,362, $540,842 and $7,107, respectively.